Significant restructuring transaction, mergers and acquisitions and investments- Equity transactions and acquisitions not completed as of balance sheet date (Details) - 1 months ended May 31, 2019 - Subsequent event
¥ / shares in Units, ¥ in Millions, $ in Millions
	HKD ($)	CNY (¥) ¥ / shares
Red Star
Investment
Cash consideration for subscription of exchangeable bonds		¥ 4,359
Exchangeable bonds term (in years)	5 years	5 years
Initial price of bonds exchangeable into ordinary shares | ¥ / shares		¥ 12.28
Percentage of equity interest acquired	2.00%	2.00%
Total consideration | $	$ 447
China TransInfo
Investment
Ownership to be acquired (as a percent)	15.00%	15.00%
Commitment made by the Company to invest, amount		¥ 3,595